Consolidated Statements of Changes in Shareholders' Equity	EUR (€)	USD ($)	Share capital [member] EUR (€)	Share premium [member] EUR (€)	Share premium [member] USD ($)	Other reserves [member] EUR (€)	Currency translation reserve [member] EUR (€)	Currency translation reserve [member] USD ($)	Accumulated losses [member] EUR (€)
Beginning balance at Dec. 31, 2019	€ 18,673,548		€ 130,962	€ 36,624,697		€ 392,139			€ (18,474,250)
Net loss	(25,985,704)								(25,985,704)
Issue of share capital	102,514,879		104,731	102,410,148
Transaction costs on issue of shares	(1,000,265)			(1,000,265)
Currency translation reserve	(4,365)						€ (4,365)
Share-based payments	1,587,736					1,587,736
Ending balance at Dec. 31, 2020	95,785,829		235,693	138,034,580		1,979,875	(4,365)		(44,459,954)
Net loss	(42,730,779)								(42,730,779)
Increase in par value			2,592,621	(2,592,621)
Issue of share capital	157,155,899		1,141,329	156,014,570
Transaction costs on issue of shares	(13,154,360)			(13,154,360)
Currency translation reserve	30,293						30,293
Settlement of share-based payments	(330,199)		8,584	440,731		(401,846)			(377,668)
Share-based payments	8,196,387					8,196,387
Ending balance at Dec. 31, 2021	204,953,070		3,978,227	278,742,900		9,774,416	25,928		(87,568,401)
Net loss	(76,332,557)								(76,332,557)
Issue of share capital	9,535,473		70,572	9,464,901
Transaction costs on issue of shares	(307,710)			(307,710)
Tax effect on transaction costs	257,734				$ 257,734			$ 0
Currency translation reserve | $		$ 17,362						$ 17,362
Settlement of share-based payments	(213,542)		9,177	1,019,372		(954,157)	0		(287,934)
Share-based payments	11,349,200					11,349,200
Ending balance at Dec. 31, 2022	€ 149,259,030		€ 4,057,976	€ 289,177,197		€ 20,169,459	€ 43,290		€ (164,188,892)